Investment in Affiliate	12 Months Ended
Dec. 31, 2013
Investment in Affiliate [Abstract]
Investment in Affiliate

7.Investment in Affiliate

The following table is a reconciliation of the Company’s investment in affiliate as presented on the accompanying consolidated balance sheets:

Balance, January 1, 2012	$38,805,802
Equity in net income of affiliate	1,986,590
Equity in other comprehensive loss of affiliate	(107,083)
Dividends received	(3,712,500)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,041,346)
Balance, December 31, 2012	$19,987,743
Equity in net income of affiliate	1,652,339
Equity in other comprehensive income of affiliate	77,165
Dividends received	(1,787,500)
Dilution effect	(390,821)
Impairment in investment in affiliate	(8,229,551)
Balance, December 31, 2013	$11,309,375

As of December 31, 2012 and 2013, the Company held 3,437,500 shares or 16.4% and 13.6% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is mainly due to the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013. The Company, on the basis of significant influence exercised over Box Ships through its shareholdings and shared executive management, accounted for its investment in Box Ships under the equity method and is separately reflected on Company’s consolidated balance sheets.

The loss on investment in affiliate of $16,985,066 for the year ended December 31, 2012, consists of $2,943,720 relating to the dilution effect from the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012, as well as $14,041,346 relating to the difference between the fair value and the book value of the Company’s investment in Box Ships as of September 30, 2012, which the Company considered as other than temporary.

The loss on investment in affiliate of $8,620,372 for the year ended December 31, 2013, consists of $390,821, relating to the dilution effect from the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013, as well as $8,229,551, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships, which the Company considered as other than temporary (refer to Note 10).

Summarized financial information in respect of Box Ships Inc. is set out below:

	Year ended December 31,

INCOME STATEMENT DATA	2012	2013
Net revenue	65,888,142	69,836,201
Operating income	21,697,724	23,631,192
Net income	13,176,164	15,307,658

	As of December 31,

BALANCE SHEET DATA	2012	2013
Total current assets	19,578,166	31,691,262
Total non-current assets	425,485,703	397,915,376
Total assets	445,063,869	429,606,638
Total current liabilities	42,659,883	184,434,021
Total long-term liabilities	181,624,703	453,248